Summary of Condensed Financial Statements (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2022	Mar. 31, 2022	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2022	Mar. 31, 2022	Apr. 30, 2021	Mar. 31, 2021	Oct. 31, 2021	Sep. 30, 2021
Assets
Receivables from brokerage clients, net		$ 23,401				$ 23,401				$ 32,357
Other assets		26,502				26,502				17,179
Total assets		1,825,276				1,825,276				1,728,672
Liabilities
Bank deposits		26,062				26,062				20,917
Payables to brokerage clients		27,315				27,315				28,993
Other liabilities		28,077				28,077				28,133
Total liabilities		1,725,864				1,725,864				1,628,854
Stockholders' equity		99,412				99,412				99,818
Total liabilities and equity		1,825,276				1,825,276				$ 1,728,672
Net Revenues
Net interest revenue	[1]	8,029		$ 7,226		15,551		$ 14,836
Total net revenues		11,263		10,228		22,544		21,040
Expenses Excluding Interest
Compensation and benefits		3,282		3,125		6,560		6,281
Taxes on income		1,002		962		1,986		1,789
Net income		3,811		3,695		7,544		6,972
Preferred stock dividends and other		66		65		109		130
Net income available to common shareholders		3,745		3,630		7,435		6,842
Other comprehensive income (loss)		$ (4,191)		$ (2,602)		$ (3,478)		$ (4,479)
Earnings per common shares outstanding – basic (Canadian dollars)		$ 2.08		$ 2		$ 4.1		$ 3.77
Earnings per common shares outstanding – diluted (Canadian dollars)		$ 2.07		$ 1.99		$ 4.09		$ 3.76
Charles Schwab Corporation [member]
Assets
Receivables from brokerage clients, net			$ 104,936				$ 104,936				$ 107,118
Available for sale securities			339,572				339,572				466,536
Other assets			405,454				405,454				178,247
Total assets			849,962				849,962				751,901
Liabilities
Bank deposits			581,445				581,445				489,192
Payables to brokerage clients			156,408				156,408				139,913
Other liabilities			52,073				52,073				51,706
Total liabilities			789,926				789,926				680,811
Stockholders' equity			60,036				60,036				71,090
Total liabilities and equity			849,962				849,962				$ 751,901
Net Revenues
Net interest revenue			2,764		$ 2,420		5,463		$ 4,777
Asset management and administration fees			1,352		1,287		2,751		2,573
Trading revenue and other			1,800		2,265		3,635		4,063
Total net revenues			5,916		5,972		11,849		11,413
Expenses Excluding Interest
Compensation and benefits			1,958		1,811		3,721		3,633
Other			1,630		1,678		3,250		3,375
Total expenses excluding interest			3,588		3,489		6,971		7,008
Income before taxes on income			2,328		2,483		4,878		4,405
Taxes on income			553		603		1,111		1,047
Net income			1,775		1,880		3,767		3,358
Preferred stock dividends and other			157		122		322		233
Net income available to common shareholders			1,618		1,758		3,445		3,125
Other comprehensive income (loss)			(12,582)		(5,720)		(15,558)		(6,100)
Total comprehensive income (loss)			$ (10,964)		$ (3,962)		$ (12,113)		$ (2,975)
Earnings per common shares outstanding – basic (Canadian dollars)			$ 0.85		$ 0.93		$ 1.82		$ 1.67
Earnings per common shares outstanding – diluted (Canadian dollars)			$ 0.85		$ 0.93		$ 1.81		$ 1.67

[1]	Includes $6,912 million and $13,535 million, for the three and six months ended April 30, 2022, respectively, (three and six months ended April 30, 2021 – $6,367 million and $13,119 million, respectively) which have been calculated based on the effective interest rate method (EIRM).